Related Party and Party-in-Interest Transactions - Additional Information (Detail) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, number of shares	1,678,914	1,609,840
Employee benefit plan, investment, fair value, total	$ 937,460,750	$ 859,315,926
Employee benefit plan, change in net asset available for benefit, decrease for management fee expense	929,298
Employee Benefit Plan, Trustee [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, change in net asset available for benefit, decrease for management fee expense	$ 929,298
EBP, Employer, Common Stock [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, number of shares	1,704,903	1,621,384
Employee benefit plan, investment, fair value, total	$ 18,549,345	$ 33,497,793
Employee benefit plan investment value of shares purchased	3,525,924
Employee benefit plan investment value of shares sold	4,250,937
Employee benefit plan interests in master trust dividends received	$ 1,594,064